Pledged Bank Deposit (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Pledged Bank Deposit [Abstract]
Amount pledged for the purpose of securing the bank guarantee	€ 20,000
Pledged bank deposit, release date	7 January 2015
Pledged bank deposit, interest rate	0.95%